UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /s/ Jeffrey D. Tannenbaum     New York, New York     February 10, 2000
  -------------------------     ------------------     -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           5

Form 13F Information Table Value Total:           $139,948

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                        FORM 13F INFORMATION TABLE

                         TITLE                                                                           VOTING AUTHORITY
                          OF                 VALUE     SHARES/    SH/   PUT/   INVSTMT     OTHER    ---------------------------
NAME OF ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT    PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----  ---------  --------   ----------  ---   ----   --------  ---------  ---------  -------  -------
BELL & HOWELL CO NEW     COM    077852101    38,767    1,218,600  SH             SOLE               1,218,600
ECHELON INTL CORP        COM    278747100    11,794      512,792  SH             SOLE                 512,792
HOMELAND HLDG CORP NEW   COM    43739T104     2,038      562,195  SH             SOLE                 562,195
MAPICS INC               COM    564910107    27,007    2,139,200  SH             SOLE               2,139,200
R H DONNELLEY CORP       COM    74955W307    60,342    3,196,920  SH             SOLE               3,196,920
                         NEW
